Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2022
Share capital and additional paid-in capital
Share capital and additional paid-in capital

24. Share capital and additional paid-in capital

(a) Authorized share capital

In June 2010, the Company was incorporated in the Cayman Islands with an authorized share capital of one billion shares, par value of $0.00005, of which 20,000 shares were issued at incorporation. On March 1, 2018, the authorized share capital of the Company increased from $50,000 divided into 1,000,000,000 Ordinary Shares of a par value of $0.00005 each to $100,000 divided into 2,000,000,000 Ordinary Shares of a par value of $0.00005 each by the creation of an additional 1,000,000,000 Ordinary Shares of a par value of $0.00005 each to rank pari passu in all respects with the existing Ordinary Shares.

(b) Issued share capital and additional paid-in capital

	Number of shares	Ordinary shares	Additional paid-in capital	Total	Non- controlling interest	Total equity
	(thousands)	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2020	1,001,131	326	383,174	383,500	95,875	479,375
Shares issued during the year	1,070	*-	-	-	*-	*-
At December 31, 2020	1,002,201	326	383,174	383,500	95,875	479,375
Shares issued during the year	-	-	-	-	-	-
At December 31, 2021	1,002,201	326	383,174	383,500	95,875	479,375
Shares issued during the year	40,257	14	510	524	-	524
At December 31, 2022	1,042,458	340	383,684	384,024	95,875	479,899

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* Less than 1,000.